Accounts Receivable and Other	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2014	2013
Trade accounts receivable, gross	$322,140	$237,013
Reserves for sales deductions:
Chargebacks	(46,919)	(22,792)
Customer rebates	(58,593)	(32,005)
Other sales deductions	(77,713)	(62,288)
Allowance for doubtful accounts	(143)	(118)

Trade accounts receivable, net	$138,772	$119,810

b.	Other receivables and prepaid expenses:

	March 31,
	2014	2013
Prepaid expenses	$7,851	$8,003
Deferred income taxes	128,689	104,508
Government authorities	19,508	1,515
Advances to suppliers	1,101	861
Derivative instruments	2,924	3,643
Other	2,319	1,238

	$162,392	$119,768